File Nos. 33-85204
                                                                      811-3875
==============================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [ ]
     Pre-Effective Amendment No.                                         [ ]
     Post-Effective Amendment No. 1                                      [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [ ]
     Amendment No. 18                                                    [X]

                        (Check appropriate box or boxes.)

     SENTRY VARIABLE ACCOUNT II
     --------------------------
     (Exact Name of Registrant)

     SENTRY LIFE INSURANCE COMPANY
     -----------------------------
     (Name of Depositor)

     1800 North Point Drive, Stevens Point, Wisconsin                54481
     ----------------------------------------------------          ----------
     (Address of Depositor's Principal Executive Offices)          (Zip Code)

Depositor's Telephone Number, including Area Code   (715) 346-6000

     Name and Address of Agent for Service
          William M. O'Reilly, Esq.
          Sentry Life Insurance Company
          1800 North Point Drive
          Stevens Point, WI 54481

     Copies to:
          Judith A. Hasenauer
          Blazzard, Grodd & Hasenauer, P.C.
          943 Post Road East
          Westport, CT  06880
          (203) 226-7866

It is proposed that this filing will become effective (check appropriate box):

     __X__  immediately  upon filing pursuant to paragraph (b) of Rule 485
     _____  on (date)  pursuant to paragraph (b) of Rule 485
     _____  60 days after filing pursuant  to  paragraph  (a)(1)  of Rule 485
     _____  on  (date)  pursuant  to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

     _____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Investment Company Act Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933. The Rule 24f-2 Notice for the year ended December 31, 1996 was filed with the Securities and Exchange Commission on or about February 28, 1997.



                              CROSS REFERENCE SHEET
                            (as required by Rule 495)


                                           Part A

Item No.                                                                      Location

1.                Cover Page...........................                       Cover Page

2.                Definitions..........................                       Glossary of Special Terms

3.                Synopsis or Highlights...............                       Synopsis

4.                Condensed Financial Information......                       Condensed Financial
                                                                              Information

5.                General Description of Registrant,
                    Depositor, and Portfolio Companies.                       The Company; The Variable
                                                                              Account; Neuberger &
                                                                              Berman Advisers
                                                                              Management Trust
6.                Deductions...........................                       Charges and Deductions

7.                General Description of Variable
                    Annuity Contracts..................                       The Contracts

8.                Annuity Period.......................                       Annuity Provisions

9.                Death Benefit........................                       The Contracts; Annuity
                                                                              Provisions

10.               Purchases and Contract Value.........                       Purchases and Contract Value

11.               Redemptions..........................                       Purchases and Contract Value

12.               Taxes................................                       Taxes

13.               Legal Proceedings....................                       Legal Proceedings

14.               Table of Contents of the
                    Statement of Additional
                    Information........................                       Table of Contents of the
                                                                              Statement of Additional
                                                                              Information

                                           PART B

Item No.                                                                      Location

15.               Cover Page...........................                       Cover Page

16.               Table of Contents....................                       Table of Contents

17.               General Information and History......                       The Company

18.               Services.............................                       Not Applicable

19.               Purchases of Securities Being
                    Offered............................                       Not Applicable

20.               Underwriters.........................                       Distribution of Contracts

21.               Calculation of Performance Data......                       Yield Calculation for Liquid
                                                                              Asset Sub-Account

22.               Annuity Payments.....................                       Amount of Annuity Payments

23.               Financial Statements.................                       Financial Statements



                                     PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

________________________________________________________________________________


                                EXPLANATORY NOTE

Parts A (Prospectus), B (Statement of Additional Information) and C (Other Information) were filed in Registrant's Form N-4 filing on October 14, 1994 (File Nos. 33-85204 and 811-3875). Parts A, B and C are incorporated herein by reference (except Exhibit 10, which is filed herewith). Sentry Life Insurance Company ("Company") has not filed Post-Effective Amendments and nor has it delivered updated prospectuses to contract owners in reliance on No-Action relief (Great-West Life and Annuity Insurance Company, pub. avail. October 23,
1993). The Company has complied in all material respects with the conditions of the No-Action relief. The sole purpose of this filing is for the Company to make the representation required by Section 26(e) of the Investment Company Act of 1940.

________________________________________________________________________________

PART C - ITEM 32(d) - SECTION 26(e) REPRESENTATION

Sentry Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.



                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Stevens Point, State of Wisconsin, on the 15th day of July, 1997.

                                    SENTRY VARIABLE ACCOUNT II
                                    (Registrant)

                                    By: SENTRY LIFE INSURANCE COMPANY

                                    By: /s/ DALE R. SCHUH
                                        ______________________________________
                                        Dale R. Schuh, President


                                    SENTRY LIFE INSURANCE COMPANY
                                    (Depositor)



                                    By:  /s/ DALE R. SCHUH
                                        ______________________________________
                                        Dale R. Schuh, President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

    /s/ DALE R. SCHUH                   President                                           July 15, 1997
    ________________________            and Director                                        _____________
    Dale R. Schuh

    /s/ WILLIAM M. O'REILLY
   _________________________            Secretary and Director                              July 15, 1997
    William M. O'Reilly                                                                     _____________

    /s/ WILLIAM J. LOHR
   _________________________            Treasurer                                           July 15, 1997
    William J. Lohr                                                                         _____________

    /s/ STEVEN R. BOEHLKE
   _________________________            Director                                            July 15, 1997
    Steven R. Boehlke                                                                       _____________

    /s/ JANET L. FAGAN
   _________________________            Director                                            July 15, 1997
    Janet L. Fagan                                                                          _____________



                                   EXHIBITS TO

                        POST-EFFECTIVE AMENDMENT NO. 1 TO

                                    FORM N-4

                                      FOR


                           SENTRY VARIABLE ACCOUNT II


                                INDEX TO EXHIBITS

EXHIBIT NO.

EX-99.B10       Consent of Independent Auditors.